Changes in Fair value of Level 3 Financial Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Derivative [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Beginning Balance	$ 1.3	$ 1.7	$ 0.8
Additions		0.4	0.9
Settlements	(0.8)		(0.7)
Impairments			(0.5)
Unrealized gain	1.2	0.5	0.8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value, Ending Balance	$ 1.7	$ 2.6	$ 1.3